General information - (Details) - brand	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2024
General Information [Line Items]
Number of complementary brands		3
Thom Browne Inc
General Information [Line Items]
Proportion of ownership interest in associate	85.00%